10-K Stockholders' Deficit - Schedule of Stock Options Information (Details) - $ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, number of options (in shares)	151,576,283	151,869,616	117,161,070
Options outstanding, weighted average remaining life	8 years	8 years 9 months 18 days	9 years 2 months 12 days
Options exercisable, number of options (in shares)	116,140,550	70,046,964	65,677,937
Options exercisable, weighted average remaining life	8 years 2 months 12 days	8 years 2 months 12 days	9 years 2 months 12 days
$0.001
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price (in dollars per share)	$ 0.0001	$ 0.001	$ 0.0001
Options outstanding, number of options (in shares)	1,200,000	1,200,000	1,511,459
Options outstanding, weighted average remaining life	3 years 6 months	4 years	5 years 1 month 6 days
Options exercisable, number of options (in shares)	1,200,000	1,200,000	1,511,459
Options exercisable, weighted average remaining life	3 years 6 months	4 years	5 years 1 month 6 days
$0.004
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price (in dollars per share)	$ 0.004	$ 0.004	$ 0.004
Options outstanding, number of options (in shares)	15,872,586	15,872,586	29,134,572
Options outstanding, weighted average remaining life	6 years 10 months 24 days	7 years 4 months 24 days	8 years 4 months 24 days
Options exercisable, number of options (in shares)	12,902,759	11,902,759	11,096,531
Options exercisable, weighted average remaining life	6 years 9 months 18 days	7 years 3 months 18 days	8 years 4 months 24 days
$0.006
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price (in dollars per share)	$ 0.006	$ 0.006	$ 0.006
Options outstanding, number of options (in shares)	68,846,706	73,840,039	86,515,039
Options outstanding, weighted average remaining life	8 years	8 years 6 months	9 years 6 months
Options exercisable, number of options (in shares)	58,919,621	56,944,205	53,069,947
Options exercisable, weighted average remaining life	7 years 10 months 24 days	8 years 4 months 24 days	9 years 6 months
$0.0071
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price (in dollars per share)	$ 0.0071	$ 0.0071
Options outstanding, number of options (in shares)	59,656,991	60,456,991
Options outstanding, weighted average remaining life	9 years 2 months 12 days	9 years 8 months 12 days
Options exercisable, number of options (in shares)	43,118,170	0
Options exercisable, weighted average remaining life	9 years 2 months 12 days
$0.07
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options outstanding, exercise price (in dollars per share)	$ 0.07	$ 0.07
Options outstanding, number of options (in shares)	6,000,000	500,000
Options outstanding, weighted average remaining life	9 years 9 months 18 days	10 years
Options exercisable, number of options (in shares)	0	0